OTHER RECEIVABLES AND OTHER PAYABLE - Right of recovery and Deferred (Details) - ZAR (R) R in Millions		12 Months Ended
	Oct. 19, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Rehabilitation obligation payable (as a percent)		50.00%
Rehabilitation recoverable (as a percent)		50.00%
Deferred Payment and Deferred Consideration movement
Payment of Deferred Payment		R (756.2)	R (283.4)	R (38.6)
Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Deferred payment percentage	35.00%
Measurement period	6 years
Deferred Payment and Deferred Consideration movement
Balance at the beginning of the year		2,825.6	2,205.9	2,194.7
Interest charge		186.8	179.0	200.4
Payment of Deferred Payment		(739.0)	(283.4)	(38.6)
Loss on revised estimated cash flows		2,081.0	724.1	(150.6)
Balance at end of the year		R 4,354.4	2,825.6	2,205.9
Pandora Acquisition By Lonmin [Member]
Disclosure of detailed information about business combination [line items]
Deferred payment percentage		20.00%
Measurement period		6 years
Gross minimum deferred payment for the contingent consideration		R 400.0
Percentage of voting equity interests acquired					50.00%
Discount rate applied to cash flow projections		12.50%
Deferred Payment and Deferred Consideration movement
Balance at the beginning of the year		R 275.9	0.0
Deferred consideration on acquisition of subsidiary			(235.4)
Interest charge		49.1	40.5
Payment of Deferred Payment		(17.2)	0.0
Balance at end of the year		307.8	275.9	0.0
Minimum | Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Gross minimum deferred payment for the contingent consideration	R 3,000.0
Maximum
Disclosure of detailed information about business combination [line items]
Contractual rehabilitation liability		R 185.0	R 179.0	R 172.0